Segment Information - Schedule of Disaggregation of Revenues by Geographic Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Disaggregation of Revenues by Geographic Area [Line Items]
Revenues	$ 149,828	$ 150,222	$ 142,131
North America [Member]
Schedule of Disaggregation of Revenues by Geographic Area [Line Items]
Revenues	89,971	89,662	76,664
Europe [Member]
Schedule of Disaggregation of Revenues by Geographic Area [Line Items]
Revenues	48,360	52,976	57,392
Others [Member]
Schedule of Disaggregation of Revenues by Geographic Area [Line Items]
Revenues	$ 11,497	$ 7,584	$ 8,075